Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Ifrs Statement [Line Items]
Trade payables	$ 14,961	$ 22,295
Accrued salaries, bonuses, vacation pay and related taxes	6,985	2,969
Provision for indirect taxes	2,077	2,067
Accrued professional services	1,319	1,526
VAT payable	1,300
Indirect taxes payable	679	1,174
Other payables and advances received	932	490
Total	$ 28,253	$ 30,521